EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Basic:
Net income attributable to CNH Industrial	$414	$396	$671	$592
Weighted average common shares outstanding—basic	1,353	1,357	1,354	1,360
Basic earnings per share	$0.31	$0.29	$0.50	$0.43
Diluted:
Net income attributable to CNH Industrial	$414	$396	$671	$592
Weighted average common shares outstanding—basic	1,353	1,357	1,354	1,360
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	3	4	2	4
Weighted average common shares outstanding—diluted	1,356	1,361	1,356	1,364
Diluted earnings per share	$0.31	$0.29	$0.50	$0.43
(1)
For the three and six months ended June 30, 2019 and 2018, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.